Disposition of Point Cattle (Details) - Schedule of consolidated statements of operations and comprehensive loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Turnover
Operating expenses		(1,993,325)	(1,891,213)
Other income, net
Income tax expenses
Net loss from continuing operations	$ 1,924,346	(1,993,325)	(1,891,213)
Net loss from discontinued operations	(3,834,683)	(7,682,866)	(1,645,913)
Net loss		(9,676,191)	(3,537,126)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Turnover		4,572,153	7,889,201
Operating expenses		(12,129,167)	(10,182,832)
Other income, net		680,951	186,547
Income tax expenses		(806,803)	461,171
Net loss from continuing operations
Net loss from discontinued operations	$ (3,834,683)	(7,682,866)	(1,645,913)
Net loss		(7,682,866)	(1,645,913)
Statements of operations filed in last year’s consoidated financial statements []Member
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Turnover		4,572,153	7,889,201
Operating expenses		(14,122,492)	(12,074,045)
Other income, net		680,951	186,547
Income tax expenses		(806,803)	461,171
Net loss from continuing operations		(9,676,191)	(3,537,126)
Net loss from discontinued operations
Net loss		$ (9,676,191)	$ (3,537,126)